Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis Of Income And Expense [Line Items]
Findus Group integration costs	€ 4.5	€ 3.2		€ 5.7
Factory optimization term			3 years
Settlement of legacy matters	0.1	3.3	€ 0.1	3.7
Implementation of strategic opportunities	0.0	2.6	0.0	7.8
Tax credit impact of exceptional items	0.4	€ 2.5	0.8	4.9
Cash outflow relating to exceptional items			17.2	46.4
Goodfella's Pizza [Member]
Analysis Of Income And Expense [Line Items]
Findus Group integration costs	€ 0.8		0.8	€ 0.0
Findus Sverige AB [Member]
Analysis Of Income And Expense [Line Items]
Findus Group integration costs			€ 6.0